Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Semiconductors Portfolio
May 31, 2025
ELE-NPRT1-0725
1.802167.121
Common Stocks - 94.3%
	Shares	Value ($)
ISRAEL - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Nova Ltd (b)(c)(d)	1,827,952	390,487,106
JAPAN - 2.2%
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Allegro MicroSystems Inc (b)(c)(d)	13,490,882	341,993,859
Kioxia Holdings Corp (b)(c)	5,007,400	73,043,070

TOTAL JAPAN		415,036,929
NETHERLANDS - 8.1%
Information Technology - 8.1%
Semiconductors & Semiconductor Equipment - 8.1%
ASML Holding NV depository receipt (b)	449,681	331,311,470
NXP Semiconductors NV	6,195,688	1,184,181,848

TOTAL NETHERLANDS		1,515,493,318
TAIWAN - 6.7%
Information Technology - 6.7%
Semiconductors & Semiconductor Equipment - 6.7%
Silicon Motion Technology Corp ADR	1,220,400	74,688,480
Taiwan Semiconductor Manufacturing Co Ltd ADR	6,070,939	1,173,633,927

TOTAL TAIWAN		1,248,322,407
UNITED STATES - 75.2%
Information Technology - 75.2%
Electronic Equipment, Instruments & Components - 0.3%
Aeva Technologies Inc (b)(c)	219,560	4,011,361
Coherent Corp (c)	653,962	49,459,146
		53,470,507
Semiconductors & Semiconductor Equipment - 71.8%
Alpha & Omega Semiconductor Ltd (b)(c)	513,296	10,892,141
Astera Labs Inc (c)	4,473,847	405,867,400
Broadcom Inc	9,222,562	2,232,505,584
GlobalFoundries Inc (c)	22,056,345	789,617,151
Impinj Inc (b)(c)	1,410,366	160,908,657
Lam Research Corp	11,394,957	920,598,576
Lattice Semiconductor Corp (c)	737,176	33,128,689
MACOM Technology Solutions Holdings Inc (c)	2,688,964	327,004,912
Marvell Technology Inc	15,379,594	925,697,763
Micron Technology Inc	9,557,177	902,770,939
Monolithic Power Systems Inc	1,390,459	920,344,812
NVIDIA Corp	34,176,580	4,618,281,256
ON Semiconductor Corp (c)(d)	21,896,790	920,103,116
Synaptics Inc (c)	1,519,828	89,305,093
Teradyne Inc	2,273,680	178,711,248
Wolfspeed Inc (b)(c)	418,400	497,896
		13,436,235,233
Software - 0.0%
Celestial AI Inc (e)(f)	26,549	442,306
Technology Hardware, Storage & Peripherals - 3.1%
Sandisk Corp/DE	1,375,027	51,824,768
Western Digital Corp (c)	10,387,451	535,473,099
		587,297,867
TOTAL UNITED STATES		14,077,445,913
TOTAL COMMON STOCKS (Cost $10,295,887,241)		17,646,785,673

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (e)(f)	144,600	7,960,230
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (e)(f)	1,368,700	5,064,190
UNITED STATES - 0.7%
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (c)(e)(f)	85,500	1,094,400
Tenstorrent Holdings Inc Series C1 (c)(e)(f)	17,041	1,221,840
Tenstorrent Holdings Inc Series D1 (e)(f)	149,736	11,396,407
Tenstorrent Holdings Inc Series D2 (e)(f)	8,522	625,174
		14,337,821
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Frore Systems Inc Series C (c)(e)(f)	1,078,255	16,842,343
Menlo Microsystems Inc Series C (c)(e)(f)	739,500	317,985
		17,160,328
Semiconductors & Semiconductor Equipment - 0.2%
Alif Semiconductor Series C (c)(e)(f)	444,283	11,240,360
Alif Semiconductor Series D (e)(f)	322,100	8,703,142
Danger Devices Inc Series B (e)(f)	7,867,300	7,080,570
Rexford Industrial Realty Inc 5.625% Series C (c)(e)(f)	458,946	4,557,334
Rexford Industrial Realty Inc 5.875% Series D (f)	113,854	1,195,467
SiMa Technologies Inc Series B (c)(e)(f)	309,900	1,816,014
SiMa Technologies Inc Series B1 (c)(e)(f)	163,147	1,132,240
		35,725,127
Software - 0.1%
Celestial AI Inc Series A (e)(f)	169,279	2,820,188
Celestial AI Inc Series B (e)(f)	127,379	2,122,134
Celestial AI Inc Series C1 (e)(f)	510,250	8,500,765
Lyte Ai Inc Series B (e)(f)	246,000	2,649,420
		16,092,507
Technology Hardware, Storage & Peripherals - 0.2%
Lightmatter Inc Series C1 (c)(e)(f)	271,273	16,723,981
Lightmatter Inc Series C2 (c)(e)(f)	42,610	2,681,447
Lightmatter Inc Series D (e)(f)	166,400	12,884,352
		32,289,780
TOTAL INFORMATION TECHNOLOGY		101,267,742

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (c)(e)(f)	189,999	4,713,875
TOTAL UNITED STATES		120,319,438
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $118,072,099)		133,343,858

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (e)(f) (Cost $473,715)	473,715	491,411

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	147,704,694	147,734,234
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	540,378,894	540,432,933
TOTAL MONEY MARKET FUNDS (Cost $688,167,167)			688,167,167

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $11,102,600,222)	18,468,788,109
NET OTHER ASSETS (LIABILITIES) - 1.3%	251,538,494
NET ASSETS - 100.0%	18,720,326,603

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Affiliated company
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $133,082,108 or 0.7% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	1,091,048

Alif Semiconductor Series C	3/08/22	9,018,296

Alif Semiconductor Series D	4/11/25	8,702,208

Celestial AI Inc	2/25/25	393,342

Celestial AI Inc Series A	2/25/25	2,507,987

Celestial AI Inc Series B	2/25/25	1,887,209

Celestial AI Inc Series C1	2/25/25	8,893,760

Danger Devices Inc Series B	3/05/25	7,084,504

Diamond Foundry Inc Series C	3/15/21	4,559,976

Element Labs Inc Series A	2/11/25	5,048,584

Frore Systems Inc Series C	5/10/24	17,327,989

Lightmatter Inc Series C1	5/19/23	4,464,286

Lightmatter Inc Series C2	12/18/23	1,107,937

Lightmatter Inc Series D	10/11/24	13,350,355

Lyte Ai Inc Series B	8/13/24	3,120,781

Menlo Microsystems Inc Series C	2/09/22	980,207

Rexford Industrial Realty Inc 5.625% Series C	5/17/23 - 6/20/23	3,571,426

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 4/05/25	473,715

SiMa Technologies Inc Series B	5/10/21	1,588,981

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	1,156,859

Taalas Inc Series B	2/19/25	7,940,478

Tenstorrent Holdings Inc Series C1	4/23/21	1,013,198

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	11,803,157

Tenstorrent Holdings Inc Series D2	7/17/24	647,502

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	416,653,803	1,880,110,001	2,149,029,570	1,224,745	-	-	147,734,234	147,704,694	0.3%
Fidelity Securities Lending Cash Central Fund	240,735,953	634,330,622	334,633,642	372,970	-	-	540,432,933	540,378,894	1.7%
Total	657,389,756	2,514,440,623	2,483,663,212	1,597,715	-	-	688,167,167

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Allegro MicroSystems Inc	198,618,117	118,206,790	-	-	-	25,168,952	341,993,859	13,490,882
Nova Ltd	414,343,951	25,052,967	6,446,877	-	(2,707,216)	(39,755,719)	390,487,106	1,827,952
ON Semiconductor Corp	933,621,901	190,638,873	94,697,726	-	(36,698,791)	(72,761,141)	920,103,116	21,896,790
Total	1,546,583,969	333,898,630	101,144,603	-	(39,406,007)	(87,347,908)	1,652,584,081

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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